WARRANTS	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 11. WARRANTS

For detachable warrants issued with notes payable during the years ended September 30, 2017, 2016 and 2015, the Company determined the estimated value of the warrants using Black-Scholes pricing model with the following assumptions. The warrants were fully vested upon issuance, stock price at valuation of $0.20-$0.40, expected term of 2-3 years, exercise price of $0.25- $0.30, risk free interest rate of 0.52-1.56 percent, a dividend yield of 0 percent and volatility of 118-465 percent. According to ASC 470-20, the proceeds from the issuance of debt with detachable stock warrants were allocated between the debt and warrants based on their relative fair market values. The relative fair value of warrants as of September 20, 2017, 2016, and 2015 were $138,631, $233,125, and $164,497 respectively.

During the year ended September 30, 2015, the Company issued promissory notes in aggregate of $294,929. 1,474,655 shares of warrants were issued with the notes with exercise price of $0.25 to $0.30 per share and a term of 2-3 years. The relative fair value of the warrants of $164,497 was recognized as a debt discount which is being amortized basis over the term of the note.

During the year ended September 30, 2016, the Company issued promissory notes in aggregate of $387,125. 1,935,625 shares of warrants were issued with the notes with exercise price of $0.28 to $0.30 per share and a term of 3 years. The relative fair value of the warrants of $233,125 was recognized as a debt discount which is being amortized basis over the term of the note.

During the year ended September 30, 2017, the Company issued promissory notes in aggregate of $248,333. 1,241,665 shares of warrants were issued with notes with exercise price $0.30 per share and a term of 3 years. The relative fair value of the warrants of $138,631 was recognized as a debt discount which is being amortized over the term of the note.

Below is a table summarizing the warrants issued and outstanding as of September 30, 2017, 2016 and 2015:

	Number Outstanding	Average Exercise Price
Outstanding at September 30, 2014	3,940,150	$0.09
Granted	1,474,655	$0.26
Exercised	-	$-
Expired	3,740,150	$0.09
Outstanding at September 30, 2015	1,674,655	$0.26
Granted	1,935,625	$0.30
Exercised	-	$-
Expired	200,000	$0.25
Outstanding at September 30, 2016	3,410,280	$0.28
Granted	1,241,665	$0.30
Exercised	-	$-
Expired	100,000	$0.25
Outstanding at September 30, 2017	4,551,945	$0.29

As of September 30, 2017, 2016 and 2015, the intrinsic values of the outstanding warrants were $0, $228,058 and $381,428 respectively. There were no warrants exercised during the years ended September 30, 2017, 2016 and 2015.